Revenues (Tables)	9 Months Ended
Sep. 30, 2020
Revenues
Disclosure of information about revenue recognition

	Three months ended September 30,
	2020	2019	2020	2019
	SYSTEMS		SERVICES
	(€ in thousands)
Primary geographical markets
EMEA	1,025	946	1,364	1,639
Asia Pacific	309	221	223	212
Americas	1,352	469	635	949
	2,686	1,636	2,222	2,800

Timing of revenue recognition
Products transferred at a point in time	2,392	1,235	2,222	2,800
Products and services transferred over time	294	401	--	--
Revenue from contracts with customers	2,686	1,636	2,222	2,800

	Nine months ended September 30,
	2020	2019	2020	2019
	SYSTEMS		SERVICES
	(€ in thousands)
Primary geographical markets
EMEA	3,290	2,782	4,190	5,119
Asia Pacific	704	1,151	683	712
Americas	1,868	2,247	1,973	3,040
	5,862	6,180	6,846	8,871

Timing of revenue recognition
Products transferred at a point in time	5,074	5,360	6,846	8,871
Products and services transferred over time	788	820	--	--
Revenue from contracts with customers	5,862	6,180	6,846	8,871

Schedule of revenues by geographic region

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
	(€ in thousands)
EMEA	2,389	2,585	7,480	7,901
Germany	834	1,231	3,644	3,606
France	189	399	686	1,039
Switzerland	102	54	195	494
Great Britain	205	270	765	980
Others	1,059	631	2,190	1,782
Asia Pacific	532	433	1,387	1,863
China	326	242	816	734
South Korea	160	134	428	481
Others	46	57	143	648
Americas	1,987	1,418	3,841	5,287
United States	1,981	1,289	3,722	5,096
Others	6	129	119	191
Total	4,908	4,436	12,708	15,051